INLAND REAL ESTATE INVESTMENT CORPORATION
2901 BUTTERFIELD ROAD
OAK BROOK, ILLINOIS 60523

September 12, 2005

BY FACSIMILE AND EDGAR
Ms. Abby Adams
Special Counsel
Office of Mergers and Acquisitions
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  Inland Land Appreciation Fund L.P.
  Inland Land Appreciation Fund II, L.P.
  Schedule 14D-9s

Dear Ms. Adams:

        We are writing in our capacity as the corporate general partner (the "General Partner") of the above-referenced limited partnerships (the "Limited Partnerships"). In connection with your correspondence dated September 7, 2005 regarding the Schedule 14D-9s recently filed by the Limited Partnerships, the General Partner acknowledges that:

  •
  the Limited Partnerships are responsible for the adequacy and accuracy of the disclosure in the Schedule 14D-9s;

  •
  staff comments or changes to disclosure in response to staff comments in the Schedule 14D-9s reviewed by the staff do not foreclose the Commission from taking any action with respect to the Schedule 14D-9s; and

  •
  the Limited Partnerships may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Thank you for your assistance. If you need additional information, please contact me.

Very truly yours,
/s/ Roberta S. Matlin Roberta S. Matlin Senior Vice President